Lease liabilities - Lease payments expensed (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Short-term leases	R 69	R 41	R 22
Leases of low value assets	48	56	39
Variable lease payments	248	301	29
Total	R 365	R 398	R 90